Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Commercial paper [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 760,677	¥ 481,352
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	1,976,173	2,791,490
Credit facility [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 2,736,850	¥ 3,272,842